Stock Award Plans - Nonvested Stock Options (Details) - $ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Options Outstanding
Outstanding at beginning of period (in shares)	0	0	0
Vested (in shares)	0	0	0
Forfeited (in shares)	(63,176)	0	0
Outstanding at end of period (in shares)	293,167	0	0
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 0	$ 0	$ 0
Granted (in dollars per share)	5.21	3.15	3.06
Vested (in dollars per share)	0	0	0
Forfeited (in dollars per share)	5.33	0	0
Outstanding at end of period (in dollars per share)	$ 5.33	$ 0	$ 0
Non-vested Stock Options
Options Outstanding
Granted (in shares)	356,343	0	0
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 5.33	$ 0	$ 0